Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 2,543,481	$ 2,368,976
Less current portion	339,087	806,009
Total	2,204,394	1,562,967
Long-term debt	2,543,481	2,368,976
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	583,557	743,494
Long-term debt	583,557	743,494
Norwegian Kroner Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	472,845	312,947
Long-term debt	472,845	312,947
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	168,143	188,854
Long-term debt	168,143	188,854
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	847,818	949,531
Long-term debt	847,818	949,531
U.S. Dollar Bonds due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	471,118	174,150
Long-term debt	$ 471,118	$ 174,150